Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
CIK	dei_EntityCentralIndexKey	0000714287
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 27, 2018
Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2018
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018